Supplement to the
Fidelity Advisor® Communications Equipment Fund
Class A, Class M, Class C and Class I
September 29, 2017
As Revised March 1, 2018
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity Advisor® Communications Equipment Fund has been removed.

AFDC-SUM-18-01 1.9881350.105	March 1, 2018